Subsequent Event	3 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Event

10. Subsequent Event

Warrant Exercise

On April 14, 2015 the remaining 0.7 million of outstanding, detachable warrants were exercised. The outstanding warrants are considered to be derivative financial instruments and are classified as liabilities. The warrants are recorded as other long-term liabilities in the accompanying condensed consolidated balance sheets.  As a result of this exercise we will recognize a non-cash, fair value adjustment of approximately $4.7 million.  This fair value adjustment will be recorded as interest expense in the second quarter of 2015.

ProBuild Acquisition

On April 13, 2015, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with ProBuild Holdings LLC, a Delaware limited liability company (“ProBuild”), and the holders of securities of ProBuild named as parties thereto (collectively, the “Sellers”). Headquartered in Denver, Colorado, ProBuild is one of the nation’s largest professional building materials suppliers. Pursuant to the Securities Purchase Agreement, we will acquire all of the operating affiliates of ProBuild through the purchase of all of the issued and outstanding equity interests of ProBuild for approximately $1.63 billion, subject to certain adjustments (the “ProBuild Acquisition”).

The Securities Purchase Agreement contains representations and warranties customary for transactions of this type. The representations and warranties contained in the Securities Purchase Agreement have been made for the purposes of allocating contractual risk between us, ProBuild and the Sellers instead of establishing these matters as facts, and may or may not have been accurate as of any specific date and do not purport to be accurate as of the date of the filing of the Securities Purchase Agreement by us with the SEC. ProBuild has agreed to various customary covenants and agreements, including, among others, to use commercially reasonable efforts to conduct its business in the ordinary course during the interim period between the execution of the Securities Purchase Agreement and the closing of the ProBuild Acquisition and not to engage in certain types of significant transactions during this period. The parties have also agreed to use their reasonable best efforts to obtain approval under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “HSR Act”). In addition, the Securities Purchase Agreement provides that ProBuild will indemnify us with respect to breaches of certain representations, warranties and covenants by ProBuild and the Sellers, as well as for other specified matters, subject to the limitations in the Securities Purchase Agreement.

Consummation of the ProBuild Acquisition is subject to certain customary conditions, including, among others: (i) the absence of a material adverse effect with respect to inaccuracy of the representations and warranties of the parties to the Securities Purchase Agreement; (ii) the performance in all material respects of all covenants by such parties; (iii) the absence of a material adverse effect with respect to the business of ProBuild; (iv) the absence of certain legal injunctions or impediments prohibiting the transaction; (v) expiration or termination of all applicable waiting periods under the HSR Act; and (vi) ProBuild’s obtaining certain third-party consents. On April 20, 2015 we submitted a filing under the HSR Act with respect to the ProBuild Acquisition. We are currently in a waiting period under the HSR Act.

The Securities Purchase Agreement also contains certain termination provisions by us, ProBuild and the Sellers, including if the ProBuild Acquisition has not been consummated by November 13, 2015, subject to extension (the “Outside Date”), unless the terminating party’s material breach of the Securities Purchase Agreement has been the principal cause of or resulted in the failure of the closing of the ProBuild Acquisition to occur by such date. A termination of the Securities Purchase Agreement by us, ProBuild, or the Sellers under certain specified circumstances, including a failure to obtain regulatory approval by the Outside Date or a failure of our debt financing to be funded, in each case, if all of the other conditions to our obligation to close the ProBuild Acquisition have been satisfied (other than those conditions that, by their nature, are to be satisfied at the closing of the ProBuild Acquisition), will entitle ProBuild to receive from us a reverse termination fee equal to $81.3 million.

The Sellers have agreed to use reasonable best efforts to provide us with all cooperation reasonably requested by us to assist us in arranging financing in connection with the ProBuild Acquisition, including furnishing us with certain necessary financial information regarding ProBuild and taking other corporate and other actions reasonably requested by us to consummate such  financing. Upon request, we will promptly reimburse ProBuild for any documented and reasonable out-of-pocket costs and expenses incurred in connection with the Sellers’ cooperation with obtaining the financing.

We have received a debt commitment letter from certain financial institutions pursuant to which they have committed to provide us with an $800 million senior secured credit facility, a $550 million senior secured first lien term loan facility and a $750 million senior unsecured bridge facility (or up to $750 million in unsecured notes in lieu of all or a portion thereof). Additionally, the amount of the first lien term loan facility may be increased to repay, redeem or defease our existing senior notes in an amount equal to $350 million plus any applicable make-whole payments (the “Quantum Increase”) required in connection with any such repayment, redemption, or defeasance. Under certain circumstances, the Quantum Increase may take the form of secured debt securities or unsecured debt securities instead of additional first lien term loans. The proceeds of these borrowings will be used on the closing date of the ProBuild Acquisition to pay a portion of the aggregate acquisition consideration and related fees and expenses.

We have also received an equity commitment letter (the “Equity Commitment Letter”) from JLL Partners Fund V, L.P. (“JLL Fund V”) and Warburg Pincus Private Equity IX, L.P. (“Warburg Pincus”). Pursuant to the Equity Commitment Letter, and subject to the terms and conditions thereof, JLL Fund V and Warburg Pincus have agreed that, in the event we are unable to consummate a public offering of shares of our common stock, which provides proceeds of no less than $100 million to the Company, then at the closing of the ProBuild Acquisition, JLL Fund V will purchase $40 million of our common stock and Warburg Pincus will purchase $60 million of our common stock.

The issuance of shares of our common stock to JLL Fund V and Warburg Pincus pursuant to the Equity Commitment Letter would be accomplished in a private placement exempt from registration under the Securities Act of 1933, as amended.

ProBuild Holdings, Inc., an affiliate of ProBuild Holdings LLC, was created in 2005 by Devonshire Investors, the private investment firm affiliated with FMR LLC, the parent company of Fidelity Investments. ProBuild currently operates more than 350 facilities in 40 U.S. states, including lumber yards, truss and panel facilities, millwork shops, gypsum yards, retail stores and administrative offices. ProBuild has an extensive geographic footprint, which includes a presence in 71 of the top 100 metropolitan statistical areas (as ranked by housing permits) and a large number of secondary markets. ProBuild sells a broad selection of building materials including lumber and plywood, engineered wood, gypsum wallboard and other drywall products, millwork, trusses, roofing, siding products, tools, insulation materials and metal and hardware specialties. ProBuild employs approximately 10,000 employees.

For more information related to this transaction please refer to our Form 8-K filed with the SEC on April 13, 2015, as well as our Form S-3 and Form 8-K filed on May 4, 2015.